Note 44 Gains (losses) from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations [Line Items]
Net Gains Loss On Sales Of Real State	€ 37	€ 20
Impairment Of Non Current Assets Held For Sale	0	(29)
Gains (losses) from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations	€ 37	€ (10)